SHARE BASED COMPENSATION	6 Months Ended
Jun. 30, 2013
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

9. SHARE BASED COMPENSATION

There was no change in the share incentive plan or modification in the six months ended June 30, 2013. A summary of the option activity is as follows:

	Number of Options	Weighted Average Exercise Prices	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
Options
Outstanding on January 1, 2013	7,856,600	0.74	2.51	13
Modification on August 8, 2012	—	0.74	—	—
Granted	800,000	0.87	4.69	—
Exercise	(343,123)	0.74	0.59	557
Forfeited	(915,000)	0.74	—	—
Outstanding on June 30, 2013	7,398,600	0.75	2.29	2,349
Vested or expected to vest at June 30, 2013	7,011,002	0.75	2.27	2,217
Exercisable at June 30, 2013	3,449,600	0.74	1.05	1,156